Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]:  Amendment Number:  _____

This Amendment (Check only one.):

         \ \ is a restatement.
         \ \ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CDC IXIS Asset Management
                  7, place des Cinq
Address:          Martyrs du Lycee
                  Buffon
                  BP 541 Cedex 15
                  Paris France
                          75725

Form 13F File Number:  28-10092

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan McWhan Tobin
Title: Vice President and Counsel
       CDC IXIS Asset Management
       North America, L.P.
Phone: (617) 449-2139

Signature, Place, and Date of Signing:

/s/ Susan McWhan Tobin
------------------------------
[Signature]

Boston, MA
------------------------------
[City, State]

May 15, 2002
------------------------------
[Date]

Report Type (Check only one:):

\ \  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
\ \  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
\X\ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         NAME                                                   13F FILE NUMBER
         ----                                                   ---------------

AEW Capital Management, L.P.                                    28-6538
Hansberger Global Investors, Inc.                               28-6508
Harris Associates L.P.                                          28-2013
Jurika & Voyles, L.P.                                           28-2899
Loomis, Sayles & Company, L.P.                                  28-398
Mercury Advisors                                                28-790
Montgomery Asset Management, LLC                                28-3396
Miller Anderson                                                 28-3432
Reich & Tang Asset Management LLC                               28-4818
RS Investment Management, L.P.                                  28-5452
Snyder Capital Management, L.P.                                 28-6636
Vaughan, Nelson, Scarborough & McCullough L.P.                  28-5840
Westpeak Global Advisors, L.P.                                  28-4372

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         153
Form 13F Information Table Value Total:        $31,537,148.41

List of Other Included Managers:

No.      File No.       Name
01       28-398         Loomis, Sayles & Company, L.P.

                           FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2         COLUMN 3          COLUMN 4      COLUMN 5      COLUMN 6       COLUMN 7
-----------------------------------------------------------------------------------------------------------------------------------
                                       Title of                         Market Value       Shares       Investment       Other
Name of Issuer                         Class             CUSIP            03/28/02        03/28/02      Discretion     Managers
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications                 Common          000886101              33,618.20         8,260 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                             Common          001055102             155,671.50         5,277 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc.                   Common          00184A105             371,305.00        15,700 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
AT & T                                 Common          001957109             292,020.00        18,600 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories Inc                Common          002824100             310,340.00         5,900 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications A              Common          006848105              22,350.00         1,500 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies                   Common          00846U101              51,531.04         1,474 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                             Common          013817101             401,515.86        10,639 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
American International Grp             Common          026874107             619,754.74         8,591 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                              Common          031162100             262,592.00         4,400 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc.                    Common          032654105              87,107.36         1,934 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos Inc                 Common          035229103             206,712.00         3,960 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc.                    Common          0378363100             55,790.19         2,357 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials Inc.                 Common          038222105             151,141.95         2,785 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products Inc                      Common          054303102             111,899.20         2,060 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                   Common          060505104             538,310.28         7,914 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Bk of New York Co                      Common          064057102             166,819.40         3,970 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                         Common          06423A103             286,945.04         6,868 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                        Common          071813109             135,705.60         2,280 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                         Common          079860102             405,460.00        11,000 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Inc                             Common          090597105              34,440.12           702 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Biomet Inc.                            Common          090613100              27,330.60         1,010 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Co                              Common          097023105             440,860.25         9,137 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp                 Common          101137107              37,007.75         1,475 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb                   Common          110122108             186,254.00         4,600 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Brocade Communic ys Inc                Common          111621108              54,162.00         2,006 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems                 Common          127387108              25,684.96         1,136 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc.                   Common          14149Y108             134,691.00         1,900 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel                             Common          156700106              95,200.00         2,800 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Texaco                         Common          166764100             667,907.73         7,399 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Chiron Corp                            Common          170040109              22,577.88           492 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                            Common          125509109              51,708.90           510 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp                           Common          172474108              85,013.50         2,378 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                                     COLUMN 8
------------------------------------------------------
                                           Voting
Name of Issuer                           Authority
------------------------------------------------------
ADC Telecommunications                           Sole
------------------------------------------------------
Aflac Inc.                                       Sole
------------------------------------------------------
AOL Time Warner Inc.                             Sole
------------------------------------------------------
AT & T                                           Sole
------------------------------------------------------
Abbott Laboratories Inc                          Sole
------------------------------------------------------
Adelphia Communications A                        Sole
------------------------------------------------------
Agilent Technologies                             Sole
------------------------------------------------------
Alcoa Inc.                                       Sole
------------------------------------------------------
American International Grp                       Sole
------------------------------------------------------
Amgen Inc                                        Sole
------------------------------------------------------
Analog Devices Inc.                              Sole
------------------------------------------------------
Anheuser-Busch Cos Inc                           Sole
------------------------------------------------------
Apple Computer Inc.                              Sole
------------------------------------------------------
Applied Materials Inc.                           Sole
------------------------------------------------------
Avon Products Inc                                Sole
------------------------------------------------------
Bank of America Corp                             Sole
------------------------------------------------------
Bk of New York Co                                Sole
------------------------------------------------------
Bank One Corp.                                   Sole
------------------------------------------------------
Baxter Intl Inc                                  Sole
------------------------------------------------------
Bellsouth Corp                                   Sole
------------------------------------------------------
Biogen Inc                                       Sole
------------------------------------------------------
Biomet Inc.                                      Sole
------------------------------------------------------
Boeing Co                                        Sole
------------------------------------------------------
Boston Scientific Corp                           Sole
------------------------------------------------------
Bristol Myers Squibb                             Sole
------------------------------------------------------
Brocade Communic ys Inc                          Sole
------------------------------------------------------
Cadence Design Systems                           Sole
------------------------------------------------------
Cardinal Health Inc.                             Sole
------------------------------------------------------
CenturyTel                                       Sole
------------------------------------------------------
Chevron Texaco                                   Sole
------------------------------------------------------
Chiron Corp                                      Sole
------------------------------------------------------
Cigna Corp.                                      Sole
------------------------------------------------------
Cinergy Corp                                     Sole
------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                     Common          17275R102             489,598.67        28,919 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                          Common          172967101             917,902.72        18,536 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Coca-cola Co                           Common          191216100             291,088.20         5,570 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp A Special                 Common          200300200             188,415.00         5,925 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Intl                   Common          204912109              80,686.54         3,686 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp                  Common          221060K105            122,287.22         3,071 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications Inc A               Common          224044107              65,870.00         1,750 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp                     Common          247025109             232,927.31         8,921 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems              Common          247126105              89,304.15         5,585 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (NEW)                Common          25179M103              78,873.18         1,634 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                       Common          260543103             219,354.88         6,704 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont De Nem & Co EI                 Common          263534109             401,482.25         8,515 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corporation                Common          264399106             291,362.40         7,708 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp                               Common          268648102              40,992.88         3,439 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Cop                     Common          28336L109             100,960.79         2,293 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts                        Common          285512109             146,588.80         2,411 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems                Common          285661104              92,146.11         1,589 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co                    Common          291011104             217,450.71         3,789 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Corp                           Common          29364G103              75,750.45         1,745 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residental Prop Trust           Common          294741103             109,786.80         3,820 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                       Common          30231G102           1,798,914.69        41,043 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                             Common          313586109             319,360.24         3,998 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Firstenergy Corp                       Common          337932107             141,847.16         4,102 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Fleetboston Financial Corp             Common          339030108             307,475.00         8,785 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Fluor Corp (NEW)                       Common          343412102              21,863.44           536 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co                          Common          345370860              88,386.40         5,360 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                          Common          368710406              50,349.10           998 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co                    Common          369604103           1,217,836.55        32,519 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp                    Common          370442105              94,181.10         1,558 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp (General Division)        Common          372917104              43,844.68         1,004 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                Common          38141G104             156,313.00         1,732 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Guidant                                Common          401698105              59,781.60         1,380 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
HCA Inc                                Common          404119109              76,258.40         1,730 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co                         Common          406216101             183,007.47        10,721 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
John Hancock Fin Serv                  Common          410145106              99,866.85         2,615 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Harley Davison Inc.                    Common          412822108             103,975.18         1,886 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Fin Serv Group                Common          416515104              73,569.60         1,080 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------
Cisco Systems Inc.                               Sole
------------------------------------------------------
Citigroup Inc                                    Sole
------------------------------------------------------
Coca-cola Co                                     Sole
------------------------------------------------------
Comcast Corp A Special                           Sole
------------------------------------------------------
Computer Assoc. Intl                             Sole
------------------------------------------------------
Costco Wholesale Corp                            Sole
------------------------------------------------------
Cox Communications Inc A                         Sole
------------------------------------------------------
Dell Computer Corp                               Sole
------------------------------------------------------
Delphi Automotive Systems                        Sole
------------------------------------------------------
Devon Energy Corp (NEW)                          Sole
------------------------------------------------------
Dow Chemical Co.                                 Sole
------------------------------------------------------
Du Pont De Nem & Co EI                           Sole
------------------------------------------------------
Duke Energy Corporation                          Sole
------------------------------------------------------
EMC Corp                                         Sole
------------------------------------------------------
El Paso Energy Cop                               Sole
------------------------------------------------------
Electronic Arts                                  Sole
------------------------------------------------------
Electronic Data Systems                          Sole
------------------------------------------------------
Emerson Electric Co                              Sole
------------------------------------------------------
Entergy Corp                                     Sole
------------------------------------------------------
Equity Residental Prop Trust                     Sole
------------------------------------------------------
Exxon Mobil Corp                                 Sole
------------------------------------------------------
Fannie Mae                                       Sole
------------------------------------------------------
Firstenergy Corp                                 Sole
------------------------------------------------------
Fleetboston Financial Corp                       Sole
------------------------------------------------------
Fluor Corp (NEW)                                 Sole
------------------------------------------------------
Ford Motor Co                                    Sole
------------------------------------------------------
Genentech Inc                                    Sole
------------------------------------------------------
General Electric Co                              Sole
------------------------------------------------------
General Motors Corp                              Sole
------------------------------------------------------
Genzyme Corp (General Division)                  Sole
------------------------------------------------------
Goldman Sachs Group Inc                          Sole
------------------------------------------------------
Guidant                                          Sole
------------------------------------------------------
HCA Inc                                          Sole
------------------------------------------------------
Halliburton Co                                   Sole
------------------------------------------------------
John Hancock Fin Serv                            Sole
------------------------------------------------------
Harley Davison Inc.                              Sole
------------------------------------------------------
Hartford Fin Serv Group                          Sole
------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Heinz (JH) Co                          Common          423074103              61,918.00         1,492 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                     Common          428236103             133,617.12         7,448 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Household International Inc            Common          441815107             200,844.80         3,536 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp              Common          449370105              46,167.40           718 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works                    Common          452308109             492,414.10         6,806 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Immunex                                Common          452528102              45,904.43         1,517 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                             Common          458140100             600,171.76        19,736 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
IBM Corp                               Common          459200101             574,288.00         5,522 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co                 Common          460146103             267,178.12         6,212 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                      Common          478160104             592,344.00         9,120 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Johnson Controls Inc.                  Common          478366107              90,429.44         1,024 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                Common          493267108             296,241.40        11,116 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp                           Common          49337W100              50,691.27         1,393 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc                      Common          49455P101              43,247.99           893 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc A                      Common          50075N104             256,636.00         6,640 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Hold Inc.              Common          524908100             156,493.44         2,421 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp New/S.A             Common          530718105             164,320.00        13,000 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Lilly (ELI) & Co.                      Common          532457108             182,880.00         2,400 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology                      Common          535678106              87,069.18         1,969 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp                   Common          539830109             159,208.70         2,765 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp                      Common          565849106                 806.40            28 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp                             Common          574599106              72,879.75         2,655 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Intergrated Products             Common          57772K101             103,174.92         1,852 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
May Department Stores & Co             Common          577778103              54,017.50         1,550 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
McGraw Hill Companies Inc.             Common          580645109              53,576.25           785 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp                          Common          58155Q103              44,916.00         1,200 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                         Common          584699102              45,426.15         1,155 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.                         Common          585055106             176,319.00         3,900 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                       Common          589331107             310,932.00         5,400 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                         Common          594918104             568,482.06         9,426 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology Inc.                 Common          595112103              37,835.00         1,150 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Min. & Manufact.             Common          604059105             545,837.46         4,746 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter             Common          617446448             328,386.30         5,730 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.                          Common          620076109             145,905.00        10,275 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance Corp.                Common          64120L104              24,700.56         1,212 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp                            Common          67066G104              57,845.44         1,304 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.             Common          674599105             131,758.00         4,520 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------
Heinz (JH) Co                                    Sole
------------------------------------------------------
Hewlett-Packard Co                               Sole
------------------------------------------------------
Household International Inc                      Sole
------------------------------------------------------
IDEC Pharmaceuticals Corp                        Sole
------------------------------------------------------
Illinois Tool Works                              Sole
------------------------------------------------------
Immunex                                          Sole
------------------------------------------------------
Intel Corp                                       Sole
------------------------------------------------------
IBM Corp                                         Sole
------------------------------------------------------
International Paper Co                           Sole
------------------------------------------------------
Johnson & Johnson                                Sole
------------------------------------------------------
Johnson Controls Inc.                            Sole
------------------------------------------------------
KeyCorp                                          Sole
------------------------------------------------------
Keyspan Corp                                     Sole
------------------------------------------------------
Kinder Morgan Inc                                Sole
------------------------------------------------------
Kraft Foods Inc A                                Sole
------------------------------------------------------
Lehman Brothers Hold Inc.                        Sole
------------------------------------------------------
Liberty Media Corp New/S.A                       Sole
------------------------------------------------------
Lilly (ELI) & Co.                                Sole
------------------------------------------------------
Linear Technology                                Sole
------------------------------------------------------
Lockheed Martin Corp                             Sole
------------------------------------------------------
Marathon Oil Corp                                Sole
------------------------------------------------------
Masco Corp                                       Sole
------------------------------------------------------
Maxim Intergrated Products                       Sole
------------------------------------------------------
May Department Stores & Co                       Sole
------------------------------------------------------
McGraw Hill Companies Inc.                       Sole
------------------------------------------------------
McKesson Corp                                    Sole
------------------------------------------------------
Medimmune Inc.                                   Sole
------------------------------------------------------
Medtronic Inc.                                   Sole
------------------------------------------------------
Merck & Co. Inc.                                 Sole
------------------------------------------------------
Microsoft Corp                                   Sole
------------------------------------------------------
Micron Technology Inc.                           Sole
------------------------------------------------------
Minnesota Min. & Manufact.                       Sole
------------------------------------------------------
Morgan Stanley Dean Witter                       Sole
------------------------------------------------------
Motorola Inc.                                    Sole
------------------------------------------------------
Network Appliance Corp.                          Sole
------------------------------------------------------
Nvidia Corp                                      Sole
------------------------------------------------------
Occidental Petroleum Corp.                       Sole
------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                     Common          681919106              50,032.00           530 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                            Common          68389X105             143,513.60        11,212 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                            Common          713448108             468,135.00         9,090 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                            Common          717081103             644,344.36        16,214 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                        Common          71713U102             207,368.00         4,600 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Comp Inc                 Common          718154107             464,496.73         8,819 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                    Common          742718109             616,215.60         6,840 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial Inc               Common          744320102             165,962.25         5,345 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc.                          Common          747525103             141,338.20         3,755 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                Common          78387G103             499,824.00        13,350 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc                            Common          786514208             117,952.40         2,620 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
St Jude Medical Inc.                   Common          790849103              24,996.60           324 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp                       Common          800907107              19,822.25         1,687 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger LTD                       Common          806857108             287,394.52         4,886 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta Inc.                Common          808655104              20,535.90           889 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Southern Co                            Common          842587107             207,840.54         7,846 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp/FON Group                  Common          852061100              56,573.00         3,700 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp/PCS Group                  Common          852061506              19,139.40         1,860 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Stryker Corp.                          Common          863667101              27,993.12           464 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems                       Common          866810104              54,101.88         6,134 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems Inc.              Common          867363103             108,306.45         3,285 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                             Common          871829107             171,763.20         5,760 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp                            Common          87612E106             227,673.60         5,280 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp                  Common          88033G100              73,722.00         1,100 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                 Common          882508104             246,727.40         7,454 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty-A-         Common          89420G109             100,000.00         5,000 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp               Common          913017109             218,073.80         2,939 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
United Health Group Inc                Common          91324P102              84,062.00         1,100 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Unocal Corp                            Common          915289102             116,850.00         3,000 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp                  Common          923436109              84,241.26         1,922 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Verisign Inc                           Common          92343E102              25,218.00           934 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications I               Common          92343V104             300,148.75         6,575 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc B                           Common          925524308             365,193.50         7,550 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Wal-mart Stores Inc                    Common          931142103             796,770.00        13,000 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                            Common          931422109             215,545.00         5,500 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Wellpoint Health Newtorks Inc          Common          94973H108              33,490.42           526 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co                       Common          949746101             408,538.00         8,270 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------
Omnicom Group Inc.                               Sole
------------------------------------------------------
Oracle Corp                                      Sole
------------------------------------------------------
Pepsico Inc                                      Sole
------------------------------------------------------
Pfizer Inc.                                      Sole
------------------------------------------------------
Pharmacia Corp.                                  Sole
------------------------------------------------------
Philip Morris Comp Inc                           Sole
------------------------------------------------------
Procter & Gamble Co                              Sole
------------------------------------------------------
Prudential Financial Inc                         Sole
------------------------------------------------------
Qualcomm Inc.                                    Sole
------------------------------------------------------
SBC Communications Inc.                          Sole
------------------------------------------------------
Safeway Inc                                      Sole
------------------------------------------------------
St Jude Medical Inc.                             Sole
------------------------------------------------------
Sanmina-SCI Corp                                 Sole
------------------------------------------------------
Schlumberger LTD                                 Sole
------------------------------------------------------
Scientific-Atlanta Inc.                          Sole
------------------------------------------------------
Southern Co                                      Sole
------------------------------------------------------
Sprint Corp/FON Group                            Sole
------------------------------------------------------
Sprint Corp/PCS Group                            Sole
------------------------------------------------------
Stryker Corp.                                    Sole
------------------------------------------------------
Sun Microsystems                                 Sole
------------------------------------------------------
Sungard Data Systems Inc.                        Sole
------------------------------------------------------
Sysco Corp                                       Sole
------------------------------------------------------
Target Corp                                      Sole
------------------------------------------------------
Tenet Healthcare Corp                            Sole
------------------------------------------------------
Texas Instruments Inc.                           Sole
------------------------------------------------------
Travelers Property Casualty-A-                   Sole
------------------------------------------------------
United Technologies Corp                         Sole
------------------------------------------------------
United Health Group Inc                          Sole
------------------------------------------------------
Unocal Corp                                      Sole
------------------------------------------------------
Veritas Software Corp                            Sole
------------------------------------------------------
Verisign Inc                                     Sole
------------------------------------------------------
Verizon Communications I                         Sole
------------------------------------------------------
Viacom Inc B                                     Sole
------------------------------------------------------
Wal-mart Stores Inc                              Sole
------------------------------------------------------
Walgreen Co                                      Sole
------------------------------------------------------
Wellpoint Health Newtorks Inc                    Sole
------------------------------------------------------
Wells Fargo & Co                                 Sole
------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                        Common          963320106              28,029.05           371 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                  Common          983024100             328,250.00         5,000 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                            Common          983919101              16,741.20           420 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                             Common          984332106              25,968.82         1,406 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings Inc.                   Common          98956P102              26,014.20           764 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Ace LTD                                Common          G0070K103             158,043.00         3,790 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
GobalSantaFe Corp                      Common          G3930E101             151,629.90         4,637 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Techno            Common          M22465104              48,184.00         1,585 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics Intl LTD                   Common          Y2573F102             116,435.00         6,380 Defined                    1
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Whirlpool Corp.                                 Sole
-----------------------------------------------------
Wyeth                                           Sole
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Xilinx Inc.                                     Sole
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Yahoo Inc.                                      Sole
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Zimmer Holdings Inc.                            Sole
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Ace LTD                                         Sole
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GobalSantaFe Corp                               Sole
-----------------------------------------------------
Check Point Software Techno                     Sole
-----------------------------------------------------
Flextronics Intl LTD                            Sole
-----------------------------------------------------